UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                             FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR QUARTER ENDED DECEMBER 31, 2008

                          Check here if Amendment [X]
                        This Amendment No. 1 (check only one)
                             [ ] is a restatement
                         [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	              Wynnefield Capital Management LLC
Address:              450 Seventh Avenue, Suite 509, New York, New York  10123
Form 13F File Number: 28-7006

===============================================================================

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 12, 2009 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON FEBRUARY 1, 2010.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen J. Nelson
Title: Attorney-In-Fact for Joshua H. Landes, Managing Member
       of Wynnefield Capital Management LLC
Phone: (914) 220-1910 for Stephen J. Nelson or (212) 760-0814 for Joshua H. Landes


Signature, Place, and Date of Signing:

Wynnefield Capital Management LLC
  By: Mr. Joshua H. Landes, Member
      By: /s/ Stephen J. Nelson
	  Stephen J. Nelson
	  White Plains, New York
	  February 9, 2010


Report Type (Check only one):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0
Form 13F Information Table Entry Total: 45
Form 13F Information Table Value Total: 215,558,000

List of Other Included Managers:

No.	Name					Form 13F File Number


-------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE
-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  ------------------------
                         TITLE OF               VALUE    SHARES OR  SH/   PUT/  INVSTMT     OTHER          VOTING AUTHORITY
    NAME OF ISSUER        CLASS       CUSIP    (x1000)    PRN AMT   PRN   CALL  DSCRTN     MANAGERS      SOLE    SHARED  NONE
-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  --------  ------  ------
ACME COMMUNICATION INC.  COM       004631107   1461      3652153    SH          OTHER                            3652153
AMN HEALTHCARE SERVICES  COM       001744101   423       50000      SH          OTHER                            50000
INC.
ALLIED DEFENSE GRP INC.  COM       019118108   3244      523205     SH          OTHER                            523205
BREEZE EASTERN CORP.     COM       106764103   9794      1261790    SH          OTHER                            1261790
CAGLES INC.              CL A      127703106   437       244200     SH          OTHER                            244200
CORE MARK HLDNGS CO INC. COM       218681104   22471     1044202    SH          OTHER                            1044202
CORNELL COMPANIES INC.   COM       219141108   46812     2518109    SH          OTHER                            2518109
CROWN CRAFTS INC.        COM       228309100   3088      1456725    SH          OTHER                            1456725
EDCI HOLDINGS INC.       COM       268315108   651       180779    SH          OTHER                             180779
EASYLINK SERVICES        CL A      277858106   3294      2458326    SH          OTHER                            2458326
INT'L CORP.
ENCORIUM GROUP INC.	 COM       29257R109   51        187165     SH          OTHER                            187165
EURAND NV                SHS       N31010106   6402      739307     SH          OTHER                            739307
FEDERAL SIGNAL CORP.     COM       313855108   731       89000      SH          OTHER                            89000
FREDERICKS HOLLYWOOD     COM       35582T108   59        234570     SH          OTHER                            234570
GROUP I
GIII APPAREL GRP LTD     COM       36237H101   3776      591000     SH          OTHER                            591000
GENTEK INC.            COM NEW     37245X203   3619      240475     SH          OTHER                            240475
GOLDCORP INC. NEW        COM       380956409   7567      240000     SH          OTHER                            240000
GOLDEN ENTERPRISES INC.  COM       381010107   35        16200      SH          OTHER                            16200
HILL INT'L INC.          COM       434146101   71        10100      SH          OTHER                            10100
HOOPER HOLMES INC.       COM       439104100   1066      820000     SH          OTHER                            820000
LANDEC CORP.             COM       514766104   11939     1814397    SH          OTHER                            1814397
MIND CTI LTD.            ORD       M70240102   170       202700     SH          OTHER                            202700
MOTORCAR PARTS AMERICA   COM       620071100   1660      425600     SH          OTHER                            425600
INC.
MVC CAPITAL INC.         COM       553829102   27546     2511000    SH          OTHER                            2511000
NEVADA GOLD &            COM       64126Q206   1402      1709792    SH          OTHER                            1709792
CASINOS INC
NOBEL LEARNING           COM       654889104   17724     1309039    SH          OTHER                            1309039
COMMUNITIES INC.
OMEGA PROTEIN CORP.      COM       68210P107   3357      837100     SH          OTHER                            837100
OUTDOOR CHNNL HLDGS INC  COM NEW   690027206   1284      171400     SH          OTHER                            171400
PHC INC. MASS.           CL A      693315103   149       110000     SH          OTHER                            110000
PET DRX CORP.            COM       715813101   483       1342654    SH          OTHER                            1342654
PET DRX CORP.            *W EXP    715813119   15        1538500    SH          OTHER                            1538500
                         03/17/201
PET DRX CORP.            UNIT      715813200   4         10000      SH          OTHER                            10000
                         03/17/2010
PHYS. FORM. HOLD. INC.   COM       719427106   1265      453325     SH          OTHER                            453325
PRINCETON REVIEW INC.	 COM       742352107   5419      1099168    SH          OTHER                            1099168
PROSPECT MEDICAL         CL A      743494106   1735      807002     SH          OTHER                            807002
HOLDINGS INC.
RAND LOGISTICS INC.      COM       752182105   2064      522466     SH          OTHER                            522466
ROSETTA RESOURCES INC.   COM       777779307   4637      655000     SH          OTHER                            655000
RUSS BERRIE & CO.        COM       782233100   1291      434800     SH          OTHER                            434800
SUMMER INFANT, INC.      COM       865646103   4639      2157869    SH          OTHER                            2157869
SUMMER INFANT, INC.      *W EXP    865646111   25        432000     SH          OTHER                            432000
                         4/20/2000
TEAMSTAFF INC.           COM       87815U303   1735      1020819    SH          OTHER                            1020819
                         PAR
                        .001
TECHTEAM GLOBAL INC.     COM       878311109   2601      444567     SH          OTHER                            444567
TETRA TECH INC. DEL.     COM       88162F105   1920      395000     SH          OTHER                            395000
WESTMORELAND COAL CO.    COM       960878106   2220      199963     SH          OTHER                            199963
WHITE ELECTRONIC         COM       963801105   5222      1426901    SH          OTHER                            1426901
DESIGNS CORP.







==============================================================================

                               POWER OF ATTORNEY


The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary Anne Mayo, Beth N. Lowson and Joseph D. Zargari, each of The Nelson Law Firm, LLC, White Plains Plaza, One North Broadway, Suite 712, White Plains, NY 10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially, pursuant to Sections 13(d), 13(g) and 16 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder. The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(g) or 16 of the Exchange Act.

This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.

IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 12th day of February, 2007.

						By: /s/ Joshua H. Landes
						    Joshua H. Landes